Consolidated Statements of Changes in Equity - COP ($) $ in Millions	Equity attributable to owners of parent [member]	Issued capital [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 16,466,970	$ 23,744	$ 9,571,374	$ 8,018,417	$ (1,146,565)	$ 14,354,689	$ 30,821,659
Dividends declared	(1,025,718)			(1,025,718)		(1,014,789)	(2,040,507)
Effect of realization	1,423			1,423		317	1,740
Other comprehensive income	602,346				602,346	(39,819)	562,527
Deconsolidation of entities	(1,041)			(1,041)		(914)	(1,955)
Withholding tax over dividends	(311)			(311)		147	(164)
Net income for the year	739,003			739,003		1,438,113	2,177,116
Balance at Dec. 31, 2023	16,782,672	23,744	9,571,374	7,731,773	(544,219)	14,737,744	31,520,416
Dividends declared	(569,843)			(569,843)		(618,579)	(1,188,422)
Effect of realization	(9,573)			(9,573)		(4,405)	(13,978)
Other comprehensive income	300,236				300,236	445,897	746,133
Non-controlling equity transactions	(63,312)		(63,312)			(13,511)	(76,823)
Withholding tax over dividends	(4,010)			(4,010)		(11,875)	(15,885)
Net income for the year	1,015,087			1,015,087		1,176,390	2,191,477
Balance at Dec. 31, 2024	17,451,257	23,744	9,508,062	8,163,434	(243,983)	15,711,661	33,162,918
Dividends declared	(655,320)			(655,320)		(689,168)	(1,344,488)
Effect on retained earnings	15,848			15,848		27,672	43,520
Other comprehensive income	(78,170)				(78,170)	(218,365)	(296,535)
Non-controlling equity transactions	(5,105)		(5,105)			(17,857)	(22,962)
Withholding tax over dividends	(4,477)			(4,477)		(10,307)	(14,784)
Net income for the year	1,721,872			1,721,872		1,493,300	3,215,172
Balance at Dec. 31, 2025	$ 18,445,905	$ 23,744	$ 9,502,957	$ 9,241,357	$ (322,153)	$ 16,296,936	$ 34,742,841